VESSELS AND EQUIPMENT, NET (Narrative) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) containership	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Vessel And Equipment [Line Items]
Cost of newbuilding container vessels delivered	$ 173,200
Vessel Impairment Charge	$ 29,161	$ 0	$ 11,800
Number of container vessels impaired | containership	2
5 container vessels (ex Horizon) [Member]
Vessel And Equipment [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	$ 172,500
8,700 TEU Container Vessel [Member]
Vessel And Equipment [Line Items]
Number of newbuilding container vessels delivered | containership	2